Financial Instruments - Summary of Net Cash Position (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Unamortized debt issuance cost	$ 626	$ 975